Intangible Assets - Changes in Carrying Value of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill Beginning Balance	$ 12,373	$ 10,262	$ 9,918
Goodwill acquired	96	2,149	371
Foreign exchange translation and other	20	(38)	(27)
Goodwill Ending Balance	12,489	12,373	10,262
Wealth, Corporate, Commercial and Institutional Banking
Goodwill [Roll Forward]
Goodwill Beginning Balance	4,589	3,673	3,266
Goodwill acquired	235	918	144
Foreign exchange translation and other	1	(2)	263
Goodwill Ending Balance	4,825	4,589	3,673
Consumer and Business Banking
Goodwill [Roll Forward]
Goodwill Beginning Balance	4,465	3,245	3,475
Goodwill acquired	(139)	1,220	35
Foreign exchange translation and other	0	0	(265)
Goodwill Ending Balance	4,326	4,465	3,245
Payment Services
Goodwill [Roll Forward]
Goodwill Beginning Balance	3,319	3,344	3,177
Goodwill acquired	0	11	192
Foreign exchange translation and other	19	(36)	(25)
Goodwill Ending Balance	3,338	3,319	3,344
Treasury and Corporate Support
Goodwill [Roll Forward]
Goodwill Beginning Balance	0	0	0
Goodwill acquired	0	0	0
Foreign exchange translation and other	0	0	0
Goodwill Ending Balance	$ 0	$ 0	$ 0